Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 16. Cash and Cash Equivalents

	Years Ended December 31,
	2023	2022

	(USD in thousands)
Cash and cash equivalents	$5,583	$13,184
Total cash and cash equivalents	$5,583	$13,184

Cash and cash equivalents consist mainly of cash on deposit with banks, and $1.4 million held in an escrow account relating to the 2023 Securities Purchase Agreement as of December 31, 2023. There are no restrictions on the amounts held in the escrow account as of December 31, 2023.

Changes in net working capital

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Changes in receivables and tax receivables	$1,107	$(1,486)	$1,863
Changes in trade payables	502	(599)	(647)
Changes in other payables	(47)	(792)	21
Changes in net working capital	$1,562	$(2,877)	$1,237

Working capital is defined as current assets (excluding cash) less current liabilities and measures the net liquid assets the Company has available for the business.

Adjustments for non-cash items

Adjustments of non-cash items in the consolidated statements of comprehensive loss:

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Income taxes	$(790)	$(772)	$(178)
Tax credit schemes accounted for as grants	(194)	(226)	(12)
Depreciation	615	571	344
Impairment	—	87	—
Interest income	(154)	(13)	—
Interest expense	897	798	159
Share-based compensation expenses	479	942	1,379
Acquisition of property, plant and equipment	—	—	(90)
Loss in change from fair value of derivative liability	110	—	—
Gain in change from fair value of warrant liability	(392)	(395)	—
Other adjustments: Other adjustments, primarily exchange rate adjustments	615	(1,315)	(1,061)
Total adjustments for non-cash items	$1,186	$(323)	$541

Reconciliation of Liabilities from Financing Activities

	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2022	Cash flows	interest	Costs	Additions	adjustment	2023
Lease liabilities	$2,255	$(326)	$172	$—	$45	$76	$2,222
Borrowings	8,000	(306)	638	—	65	251	8,648
Provisions	144	—	—	—	—	5	149
Total liabilities from financing activities	$10,399	$(632)	$810	$—	$110	$332	$11,019

	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2021	Cash flows	interest	Costs	Additions	adjustment	2022
Lease liabilities	$2,520	$(305)	$176	$—	$15	$(151)	$2,255
Borrowings	1,170	7,730	524	(1,117)	84	(391)	8,000
Provisions	153	—	—	—	—	(9)	144
Total liabilities from financing activities	$3,843	$7,425	$700	$(1,117)	$99	$(551)	$10,399